Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-live assets
Amortization of intangible assets	$ 3,364	$ 604	$ 144
Depreciation	$ 41,906	$ 34,433	$ 29,548
Minimum
Long-live assets
Estimated useful lives of intangible assets	2 years
Maximum
Long-live assets
Estimated useful lives of intangible assets	10 years
Computers and equipment | Minimum
Property and equipment
Estimated useful lives of assets	3 years
Computers and equipment | Maximum
Property and equipment
Estimated useful lives of assets	4 years
Furniture and fixtures
Property and equipment
Estimated useful lives of assets	5 years